Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0000320193
Registrant Name	Apple Inc.
Registration File Number	333-282937
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES